FCF International Quality ETF
Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Communications - 5.2%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	41,800	$185,162
AfreecaTV Co., Ltd.	1,240	71,802
Auto Trader Group PLC (b)	36,588	292,263
KDDI Corp.	12,411	386,964
MTN Group, Ltd.	18,411	129,151
MultiChoice Group	50,795	317,918
NetEase, Inc. - ADR	6,329	564,104
Telenor ASA	33,695	420,356
Telstra Corp., Ltd.	116,513	336,912
		2,704,632
Consumer Discretionary - 15.1%
ANTA Sports Products, Ltd.	26,906	331,798
Bunzl PLC	6,314	251,068
Burberry Group PLC	8,132	264,798
BYD Co., Ltd. - Class H	22,891	688,219
Cie Financiere Richemont SA	2,168	356,422
CTS Eventim AG & Co. KGaA (a)	3,056	200,698
Ferrari NV	648	180,559
Geberit AG - Reg Shares	684	387,818
Hennes & Mauritz AB - Class B	33,090	483,618
Hermes International	311	674,007
Howden Joinery Group PLC	40,089	344,916
HUGO BOSS AG	2,131	160,191
Industria de Diseno Textil SA	9,532	327,284
InterContinental Hotels Group PLC	3,425	235,019
JD Sports Fashion PLC	138,331	279,982
La Francaise des Jeux SAEM (b)	7,524	321,183
Lottery Corp., Ltd.	38,684	129,010
LVMH Moet Hennessy Louis Vuitton SE	1,223	1,173,785
OPAP SA	8,685	147,953
Pandora AS	1,777	163,974
PDD Holdings, Inc. - ADR (a)	5,777	393,703
Topsports International Holdings, Ltd. (b)	130,671	116,028
ZOZO, Inc.	13,181	276,303
		7,888,336
Consumer Staples - 7.5%
B&M European Value Retail SA	24,538	147,931
BGF Retail Co., Ltd.	1,239	172,742
Carlsberg AS - Class B	1,204	198,902
Chongqing Brewery Co., Ltd. - Class A	13,742	206,600
Coca-Cola European Partners PLC (f)	3,355	216,297
Coles Group, Ltd.	411	4,950
Dollarama, Inc.	7,718	478,056
Imperial Brands PLC	15,883	392,733
Jeronimo Martins SGPS SA	17,794	449,007
Loblaw Cos., Ltd.	4,654	437,730
L'Oreal SA	330	157,360
Mitsubishi Corp.	8,200	302,012
Nongfu Spring Co., Ltd. - Class H (b)	51,837	279,998
President Chain Store Corp.	30,223	265,929
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	6,205	222,524
Unilever PLC	30	1,673
		3,934,444
Energy - 7.2%
Aker BP ASA	6,575	157,017
BP PLC - ADR	22,874	921,365
Canadian Natural Resources, Ltd.	6,253	381,037
Equinor ASA - ADR	19,395	557,412
Imperial Oil, Ltd.	8,008	408,187
LONGi Green Energy Technology Co., Ltd. - Class A	28,600	143,945
Petroleo Brasileiro SA - ADR	42,193	448,090
Shell PLC - ADR (f)	6,270	388,614
TotalEnergies SE - ADR	5,020	320,929
		3,726,596
Financials - 10.4%
Admiral Group PLC	8,855	257,181
China Merchants Bank Co., Ltd. - Class H	21,218	101,770
Commonwealth Bank of Australia	2,470	162,394
Deutsche Boerse AG	1,454	277,015
FinecoBank Banca Fineco SpA	10,673	161,473
Gjensidige Forsikring ASA	14,750	256,467
Hargreaves Lansdown PLC	22,199	224,027
Hong Kong Exchanges & Clearing, Ltd.	12,193	503,275
HSBC Holdings PLC	50,153	361,666
Partners Group Holding AG	563	543,695
Popular, Inc. (f)	1,015	60,910
Royal Bank of Canada	8,374	831,622
Singapore Exchange, Ltd.	52,972	379,917
Toronto-Dominion Bank	10,592	641,610
Wisdom Marine Lines Co., Ltd.	90,667	189,046
Zurich Insurance Group AG	991	478,731
		5,430,799
Health Care - 13.5%
Amplifon SpA	12,193	447,134
Astellas Pharma, Inc.	9,041	135,902
BioNTech SE - ADR (f)	1,778	203,119
GSK PLC - ADR (f)	13,996	504,276
Ipsen SA	2,540	307,872
Jazz Pharmaceuticals PLC (a)	786	110,409
Medibank Pvt, Ltd.	138,284	325,749
Novartis AG	7,625	777,386
Novo Nordisk AS - Class B	13,644	2,268,319
Orion Oyj - Class B	4,343	203,961
Roche Holding AG	3,132	982,330
Sonic Healthcare, Ltd.	17,577	412,192
Sonova Holding AG	607	191,366
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. - Class A	4,930	193,501
		7,063,516
Industrials - 8.4%
AP Moller - Maersk AS - Class A	109	194,168
COSCO SHIPPING Holdings Co., Ltd. - Class H	278,168	321,768
Dassault Aviation SA	2,455	479,627
Deutsche Lufthansa AG (a)	25,880	277,473
Deutsche Post AG - Reg Shares	4,714	226,059
DSV AS	2,006	376,764
Evergreen Marine Corp. Taiwan, Ltd.	21,067	110,672
Intertek Group PLC	6,270	327,487
Korean Air Lines Co., Ltd.	8,194	139,893
Kuehne + Nagel International AG - Reg Shares	1,756	518,441
Orient Overseas International, Ltd.	10,376	209,909
Qantas Airways, Ltd. (a)	33,387	145,808
Safran SA	2,985	463,578
SGS SA	4,300	387,546
Wan Hai Lines, Ltd.	41,400	87,534
Yang Ming Marine Transport Corp.	63,200	129,720
		4,396,447
Materials - 11.6%
Aluminum Corp of China, Ltd. - Class H	453,584	268,118
Aluminum Corp of China, Ltd. -Class A	271,600	250,501
AngloGold Ashanti, Ltd. - ADR (f)	4,862	129,232
BHP Group, Ltd.	38,039	1,117,565
China Coal Energy Co., Ltd. -Class A	188,200	244,751
Evraz PLC (a)(d)	49,526	50,348
Exxaro Resources, Ltd.	21,312	223,483
Fortescue Metals Group, Ltd.	26,540	367,738
Henan Shenhuo Coal & Power Co., Ltd. - Class A	45,900	107,989
Huaibei Mining Holdings Co., Ltd. - Class A	67,300	132,012
Kumba Iron Ore, Ltd.	13,453	326,329
LyondellBasell Industries NV - Class A (f)	2,274	215,143
Nutrien, Ltd.	2,970	206,038
OCI NV	10,109	266,114
Rio Tinto, Ltd.	4,414	327,853
Shaanxi Coal Industry Co., Ltd. - Class A	114,717	324,040
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	101,800	150,903
Sibanye Stillwater, Ltd.	105,944	233,809
Sibanye Stillwater, Ltd. - ADR (f)	12,195	109,145
Sociedad Quimica y Minera de Chile SA - ADR	1,979	133,543
Tongling Nonferrous Metals Group Co., Ltd. - Class A	223,100	105,944
Western Mining Co., Ltd. - Class A	59,300	112,468
Whitehaven Coal, Ltd.	25,748	122,670
Xinyi Glass Holdings, Ltd.	140,455	255,872
Yankuang Energy Group Co., Ltd. - Class A	56,500	280,453
		6,062,061
Real Estate - 0.5%
Daito Trust Construction Co., Ltd.	2,660	251,269
Technology - 15.3%
Accenture PLC - Class A	1,913	536,195
ASML Holding NV	2,063	1,303,696
Atlassian Corp. - Class A (a)(f)	2,539	374,909
BE Semiconductor Industries NV	1,852	165,993
CGI, Inc. (a)	2,016	204,613
Check Point Software Technologies, Ltd. (a)	3,984	507,402
Constellation Software, Inc.	418	818,143
eMemory Technology, Inc.	3,334	197,920
Experian PLC	12,566	443,766
Globalwafers Co., Ltd.	12,000	187,753
Infosys, Ltd. - ADR	11,332	176,099
Lumine Group, Inc. (a)(c)	729	9,820
Nomura Research Institute, Ltd.	8,062	202,371
NXP Semiconductors NV	1,162	190,266
Realtek Semiconductor Corp.	13,085	152,802
RELX PLC	24,643	819,472
Telefonaktiebolaget LM Ericsson - ADR	30,040	164,920
Temenos AG - Reg Shares	2,774	231,764
Unimicron Technology Corp.	59,500	280,638
Wiwynn Corp.	8,000	303,163
Wolters Kluwer NV	5,352	708,571
		7,980,276
Utilities - 1.5%
Elia Group SA/NV	2,585	354,344
Origin Energy, Ltd.	79,829	440,542
		794,886
TOTAL COMMON STOCKS (Cost $51,802,422)		50,233,262

PREFERRED STOCKS - 1.0%
Materials - 0.2%
Gerdau SA - ADR (f)	20,423	101,911
Utilities - 0.8%
Cia Energetica de Minas Gerais - ADR (f)	171,383	414,747
TOTAL PREFERRED STOCKS (Cost $442,072)		516,658

MONEY MARKET FUND - 1.1%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 4.73% (e)	576,090	576,090
TOTAL MONEY MARKET FUND (Cost $576,090)		576,090

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.6%
Investment Company - 4.6%
Mount Vernon Liquid Asset Portfolio, LLC, 5.03% (e)	2,395,516	2,395,516
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,395,516)		2,395,516

Total Investments (Cost $55,216,100) - 102.9%		53,721,526
Liabilities in Excess of Other Assets - (2.9)%		(1,510,272)
TOTAL NET ASSETS - 100.0%		$52,211,254

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  At April 30, 2023, the value of these securities amounted to $1,009,472 or 1.93% of net assets.

(c)  Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines.
      At April 30, 2023, the value of these securities amounted to $9,820 or 0.02% of net assets.

(d) Value determined using significant unobservable inputs. The value of these securities at April 30, 2023 is $50,348 or 0.1% of net assets.
(e) Rate disclosed is the seven day annualized yield as of April 30, 2023.
(f) All or a portion of this security was out on loan at April 30, 2023. Total loaned securities had a market value of $2,326,575 as of April 30, 2023.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF International Quality ETF
Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023:

FCF International Quality ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,268,292	$-	$-	$4,268,292
Belgium	354,344	-	-	354,344
Brazil	448,090	-	-	448,090
Canada	4,416,856	-	-	4,416,856
Chile	133,543	-	-	133,543
China	5,332,596	-	-	5,332,596
Denmark	3,202,127	-	-	3,202,127
Finland	203,961	-	-	203,961
France	3,898,341	-	-	3,898,341
Germany	1,344,555	-	-	1,344,555
Greece	147,953	-	-	147,953
Hong Kong	969,056	-	-	969,056
India	176,099	-	-	176,099
Ireland	1,484,073	-	-	1,484,073
Israel	507,402	-	-	507,402
Italy	789,166	-	-	789,166
Japan	1,554,821	-	-	1,554,821
Netherlands	2,634,640	-	-	2,634,640
Norway	1,391,252	-	-	1,391,252
Portugal	449,007	-	-	449,007
Puerto Rico	60,910	-	-	60,910
Singapore	379,917	-	-	379,917
South Africa	1,469,067	-	-	1,469,067
South Korea	384,437	-	-	384,437
Spain	327,284	-	-	327,284
Sweden	648,538	-	-	648,538
Switzerland	4,855,499	-	-	4,855,499
Taiwan	1,905,177	-	-	1,905,177
United Kingdom	6,230,768	-	50,348	6,281,116
United States	215,143	-	-	215,143
Total Common Stocks	50,182,914	-	50,348	50,233,262
Preferred Stocks
Brazil	516,658	-	-	516,658
Total Preferred Stocks	516,658	-	-	516,658
Money Market Fund	576,090	-	-	576,090
Investment Purchased with the Cash Proceeds From Securities Lending	2,395,516	-	-	2,395,516
Total Investments	$53,671,178	$-	$50,348	$53,721,526

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.

Level 3 Reconciliation Disclosure
Common Stocks
Balance as of July 31, 2022	$151,676
Change in unrealized appreciation/(depreciation)	(101,328)
Balance as of April 30, 2023	$50,348

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at April 30, 2023	$(101,328)

The Level 3 investments as of April 30, 2023 represented 0.1% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.